Derivatives and Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Components of gain (loss) on derivatives, net

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in millions)
Realized gain (loss) on settlement of derivative agreements, net	$14.7	$(8.1)	$(37.8)	$(27.2)
Change in unrealized gain (loss) on derivative agreements, net	105.8	46.9	138.3	(81.3)

Total gain (loss) on derivatives, net	$120.5	$38.8	$100.5	$(108.5)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)